Earnings per share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit attributable to ordinary shareholders of the parent company	$ 5,969	$ 12,608	$ 9,683
Weighted average number of ordinary shares outstanding (in shares)	20,158,000,000	19,896,000,000	19,972,000,000
Effect of dilutive potential ordinary shares (in shares)	75,000,000	87,000,000	100,000,000
Adjusted weighted average number of ordinary shares outstanding (in shares)	20,233,000,000	19,983,000,000	20,072,000,000
Basic earnings per share (in dollars per share)	$ 0.30	$ 0.63	$ 0.48
Diluted earnings per share (in dollars per share)	$ 0.30	$ 0.63	$ 0.48
Antidilutive securities (in shares)	1,100,000	0	0